Capital and financial risk management - Credit risk - Maximum exposure to credit risk (Details) - Credit risk - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Capital and financial risk management
Maximum exposure to credit risk	€ 32,111	€ 44,471
Cash at bank and in hand
Capital and financial risk management
Maximum exposure to credit risk	2,705	2,220
Repurchase agreements and bank deposits
Capital and financial risk management
Maximum exposure to credit risk	0	2,202
Money Market funds
Capital and financial risk management
Maximum exposure to credit risk	3,116	9,135
Managed investment funds.
Capital and financial risk management
Maximum exposure to credit risk	2,954	2,451
Current bonds and debt securities
Capital and financial risk management
Maximum exposure to credit risk	1,053	1,681
Non-current debt securities
Capital and financial risk management
Maximum exposure to credit risk	797	715
Collateral assets
Capital and financial risk management
Maximum exposure to credit risk	3,107	1,115
Other investments
Capital and financial risk management
Maximum exposure to credit risk	2,045	1,842
Derivative financial instruments
Capital and financial risk management
Maximum exposure to credit risk	3,151	9,176
Trade receivables
Capital and financial risk management
Maximum exposure to credit risk	5,924	6,017
Contract assets and other receivables
Capital and financial risk management
Maximum exposure to credit risk	4,531	4,595
Performance bonds and other guarantees
Capital and financial risk management
Maximum exposure to credit risk	€ 2,728	€ 3,322